Summary of Credit Quality (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Loans to business and government [Line Items]
Customers' liability under acceptances	$ 19,733	$ 18,448
Business and government [member]
Loans to business and government [Line Items]
Loans and acceptances	323,475	260,120
Allowance for loan and acceptances losses	2,739	2,751
Loans and acceptances, net of allowance	320,736	257,369
Business and government [member] | Loans at amortized cost
Loans to business and government [Line Items]
Loans at amortized cost	301,389	240,070
Business and government [member] | Customers' liability under acceptances
Loans to business and government [Line Items]
Customers' liability under acceptances	19,733	18,448
Business and government [member] | Loans at FVOCI
Loans to business and government [Line Items]
Loans at FVOCI	$ 2,353	$ 1,602